Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Subsequent Event [Member]
Loss Contingencies [Line Items]
Future minimum contractual charter revenue	$ 0	$ 6,568,300